Condensed consolidated income statement (unaudited) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Profit or loss [abstract]
Interest and similar income		£ 18,642	£ 15,632
Interest and similar expense		(12,514)	(9,309)
Net interest income		6,128	6,323
Fee and commission income		5,429	5,257
Fee and commission expense		(1,691)	(1,898)
Net fee and commission income		3,738	3,359
Net trading income		3,228	3,786
Net investment income		160	10
Other income		23	44
Total income		13,277	13,522
Staff costs		(4,964)	(4,985)
Infrastructure, administration and general expenses		(3,033)	(3,045)
UK regulatory levies	[1]	(120)	0
Litigation and conduct		(64)	(32)
Operating expenses		(8,181)	(8,062)
Share of post-tax results of associates and joint ventures		16	(2)
Profit before impairment		5,112	5,458
Credit impairment charges		(897)	(896)
Profit before tax		4,215	4,562
Tax charge		(892)	(914)
Profit after tax		3,323	3,648
Attributable to:
Shareholders of the parent		2,787	3,111
Other equity holders		510	507
Equity holders of the parent		3,297	3,618
Non-controlling interests		26	30
Profit after tax		£ 3,323	£ 3,648
Earnings per share
Basic earnings per ordinary share (in GBP per share)		£ 0.186	£ 0.199
Diluted earnings per ordinary share (in GBP per share)		£ 0.181	£ 0.193

[1]	Comprises the impact of the BoE levy scheme. Please refer to Financial Review, Other matters for details.